Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Deposits by Type
Deposits at December 31 are summarized as follows:

(Dollars in thousands)	2017	2016
Non-interest-bearing deposits	$6,209,925	$4,928,878
Negotiable order of withdrawal (NOW)	4,348,939	3,314,281
Money market deposits accounts (MMDA)	7,674,291	6,219,532
Savings deposits	846,074	814,385
Certificates of deposit and other time deposits	2,387,488	2,131,207
	$21,466,717	$17,408,283

Schedule of Time Deposits
Total time deposits summarized by denomination at December 31 are as follows:

(Dollars in thousands)	2017	2016
Time deposits less than $250,000	$1,768,047	$1,661,631
Time deposits greater than $250,000	619,441	469,576
	$2,387,488	$2,131,207

Schedule of Maturities of Certificates of Deposit
A schedule of maturities of all time deposits as of December 31, 2017 is as follows:

(Dollars in thousands)
Years ending December 31
2018	$1,670,503
2019	401,855
2020	158,555
2021	65,885
2022	78,500
2023 and thereafter	12,190
$2,387,488